Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table contains the major components of loss from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2024 $	2023 $	2022 (1) $
Revenues	—	—	25,083
Voyage expenses	—	—	(853)
Vessel operating expenses	—	—	(5,937)
Time-charter hire expenses	—	—	(845)
Depreciation and amortization	—	—	—
General and administrative expenses	—	—	(781)
Restructuring charges	—	—	—
Income from operations	—	—	16,667
Interest expense	—	—	(4,287)
Interest income	—	—	188
Realized and unrealized gains on non-designated derivative instruments	—	—	3,675
Equity income	—	—	17,881
Foreign exchange gain	—	—	4,286
Other income (loss)	—	—	9
Loss on deconsolidation of the Teekay Gas Business (2)	—	—	(58,684)
Loss from discontinued operations before income taxes	—	—	(20,265)
Income tax expense	—	—	(11)
Loss from discontinued operations	—	—	(20,276)
(1)On January 13, 2022, the Company deconsolidated the Teekay Gas Business. Figures represent the Teekay Gas Business's results for the period from January 1, 2022 to January 13, 2022.
(2)Net income attributable to shareholders of the Company on sale of the Teekay Gas Business was a net gain of $26.2 million, consisting of the recognition of the $84.8 million of Deferred Dropdown Gains (included in net income) attributable to non-controlling interests, discontinued operations) less the loss on deconsolidation of $58.7 million.